Operating costs - Operating costs (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Expense by nature [line items]
Excise duties	$ 7,622	$ 7,715	[1]	$ 9,235	[1]
Cost of sales	8,071	8,289	[1]	7,923	[1]
Marketing	3,691	3,663	[1]	3,616	[1]
Other operating items	2,506	3,056	[1]	3,080	[1]
Operating expenses	21,890	22,723		23,854
Increase in inventories	(112)	(615)		(1,208)
Raw materials and consumables	4,892	5,197		5,336
Marketing	3,691	3,663	[1]	3,616	[1]
Other external charges	3,002	3,301		3,432
Staff costs	2,314	2,197		2,385
Depreciation, amortisation and impairment	493	1,297		1,064
Gains on disposal of properties	1	(4)		(2)
Net foreign exchange losses	8	12		14
Other operating income	(21)	(40)		(18)
India
Expense by nature [line items]
Excise duties	1,845	1,950		2,901
United Kingdom
Expense by nature [line items]
Excise duties	1,463	1,314		1,558
United States
Expense by nature [line items]
Excise duties	738	825		816
Other
Expense by nature [line items]
Excise duties	$ 3,576	$ 3,626		$ 3,960

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.